Net Income (Loss) Per Share Attributable to Common Stockholders (Tables)	9 Months Ended
Sep. 30, 2012
Calculation of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders

The following tables present the calculation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Fiscal Years Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Numerator:
Net income (loss)	$(5,906)	$(29,705)	$9,830	$4,803	$(6,684)	$5,148	$(27,417)
Accretion of redeemable convertible preferred stock	(625)	(640)	(633)	(320)	(312)	(471)	(308)
Net income attributable to participating securities	—	—	(7,558)	(3,721)	—	(3,788)	—

Net income (loss) attributable to common stockholders—basic	$(6,531)	$(30,345)	$1,639	$762	$(6,996)	$889	$(27,725)

Undistributed earnings reallocated to participating securities	$—	$—	$671	$349	$—	$361	$—

Net income (loss) attributable to common stockholders— diluted	$(6,531)	$(30,345)	$2,310	$1,111	$(6,996)	$1,250	$(27,725)

Denominator:
Weighted-average shares outstanding Basic	39,039,066	23,157,576	18,163,977	17,156,445	21,104,219	19,695,440	57,089,411
Effect of potentially dilutive securities:
Common stock options	—	—	9,931,509	10,465,912	—	10,917,099	—

Weighted-average shares outstanding Diluted	39,039,066	23,157,576	28,095,486	27,622,357	21,104,219	30,612,539	57,089,411

Net income (loss) per share attributable to common stockholders:
Basic	$(0.17)	$(1.31)	$0.09	$0.04	$(0.33)	$0.05	$(0.49)

Diluted	$(0.17)	$(1.31)	$0.08	$0.04	$(0.33)	$0.04	$(0.49)

Summary of Potentially Dilutive Securities

Potentially dilutive securities not included in the calculation of diluted net income (loss) per share because doing so would be antidilutive are as follows:

	Fiscal Years Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Common stock options	19,164,000	16,520,984	7,635,190	7,890,844	39,601,640	8,548,888	37,279,442
Warrants	414,816	—	—	—	—	—	—
Convertible preferred stock	59,777,936	83,703,016	83,703,016	83,703,016	83,703,016	83,703,016	—
Restricted stock units	—	—	—	—	—	—	1,134,851
Common stock subject to repurchase	—	—	83,551	—	578,616	288,350	349,165
ESPP obligations	—	—	—	—	—	—	468,704

Total potentially dilutive securities	79,356,752	100,224,000	91,421,757	91,593,860	123,883,272	92,540,254	39,232,162